                                                  Filed pursuant to Rule 497(d)
                                                            File no. 333-134752

 Supplement to the Columbia Funds Series Trust I Form N-14 Part B Statement of Additional Information dated July 6, 2006 in connection with the Acquisition of the Assets and Liabilities of Columbia Young Investor Fund by and in Exchange
                for Shares of Columbia Strategic Investor Fund

1. The following supplement is hereby added to "Appendix A - Statement of Additional Information of the Acquiring Fund" immediately prior to the supplement entitled "COLUMBIA MID CAP GROWTH FUND, INC. COLUMBIA SMALL CAP GROWTH FUND I COLUMBIA REAL ESTATE EQUITY FUND, INC. COLUMBIA TECHNOLOGY FUND, INC. COLUMBIA STRATEGIC INVESTOR FUND, INC. COLUMBIA BALANCED FUND, INC. COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND COLUMBIA CONSERVATIVE HIGH YIELD FUND Series of Columbia Funds Series Trust I -- SUPPLEMENT TO EACH FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION -- (Replacing Supplements dated February 3, 2006 and February 17, 2006) -- Class ABCD, T&G and Z Shares":

                       COLUMBIA STRATEGIC INVESTOR FUND
                               SUPPLEMENT TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 1, 2006

1. The following language is added to the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section MANAGEMENT:

                       Other SEC-registered open- Other pooled investment
                       end and closed-end funds       vehicles              Other accounts
                       -------------------------- ----------------------- ------------------
    Portfolio          Number of                  Number of               Number of
    Manager            Accounts       Assets      Accounts      Assets    Accounts   Assets
    ---------          ---------      ------      ---------     ------    --------- --------
    Michael T. Welter*     0            $0            0           $0          5       $311
                                                                                    thousand

2. The following language is added to the chart following the heading "Ownership of Securities" in the section MANAGEMENT:

                           Dollar Range of Equity Securities in the Fund
        Portfolio Manager               Beneficially Owned
        -----------------  ---------------------------------------------
        Michael T. Welter*                     None

3. The following language is added to the chart following the heading "Compensation" in the section MANAGEMENT:

  Portfolio Manager  Performance Benchmark              Peer Group
  ----------------- ------------------------ --------------------------------
  Michael T. Welter Russell 3000 Value Index Morningstar Large Blend Category
                       Russell 3000 Index
                         S&P 500 Index

--------
* Information as of June 30, 2006

 INT-50/112425-0706                                             July 28, 2006

 INT-50/112396-0806                                            August 8, 2006